Segment Reporting	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Segment Reporting
3. Segment Reporting
The Company allocates capital and assesses performance from the separate perspectives of its two publicly-traded subsidiaries Teekay LNG and Teekay Tankers (together, the Daughter Entities), and Teekay and its remaining subsidiaries (or Teekay Parent), as well as from the perspective of the Company's lines of business. The primary focus of the Company’s organizational structure, internal reporting and allocation of resources by the chief operating decision maker is on the Daughter Entities and Teekay Parent (the Legal Entity approach), and its segments are presented accordingly on this basis. The Company has three primary lines of business: (1) offshore production (FPSO units), (2) LNG and LPG carriers, and (3) conventional tankers. The Company manages these businesses for the benefit of all stakeholders. The Company incorporates the primary lines of business within its segments, as in certain cases there is more than one line of business in each Daughter Entity and the Company believes this information allows a better understanding of the Company’s performance and prospects for future net cash flows.
Subsequent to September 25, 2017 and prior to May 8, 2019, Teekay owned a 13.8% interest in the common units of Altera and a 49% interest in the general partner of Altera, and accounted for its interest in Altera using the equity method and presented such interest as a separate segment. On May 8, 2019, Teekay sold to Brookfield Business Partners L.P. (or Brookfield) all of the Company's remaining interests in Altera, which included the Company’s 49% general partner interest, common units, warrants, and an outstanding $25 million loan from the Company to Altera (or the 2019 Brookfield Transaction).
The following table includes the Company’s revenues and income (loss) from vessel operations by segment for the periods presented in these financial statements:

	Revenues (1)			Income (loss) from Vessel Operations (2)
	Year Ended December 31,			Year Ended December 31,
	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	591,103	594,514	478,439	226,093	300,520	169,918
Conventional Tankers	—	6,742	32,323	—	(1,267)	(21,319)
	591,103	601,256	510,762	226,093	299,253	148,599

Teekay Tankers
Conventional Tankers	886,434	943,917	776,493	141,572	123,883	7,204

Teekay Parent
Offshore Production	108,952	210,816	261,736	(38,054)	(208,167)	22,958
Other	229,183	202,990	189,923	(15,032)	(10,927)	(14,442)
	338,135	413,806	451,659	(53,086)	(219,094)	8,516

Eliminations and other	—	(13,588)	(10,426)	—	—	—
	1,815,672	1,945,391	1,728,488	314,579	204,042	164,319

(1)The amounts in the table below represent revenue earned by each segment from other segments within the group. Such intersegment revenue for the years ended 2020, 2019 and 2018 are as follows:

	Year Ended December 31,
	2020	2019	2018
	$	$	$
Teekay LNG – Liquefied Gas Carriers	—	11,562	9,418
Teekay Tankers – Conventional Tankers	—	1,979	1,689
	—	13,541	11,107
(2)Includes direct general and administrative expenses and indirect general and administrative expenses (allocated to each segment based on estimated use of corporate resources).

The following table presents revenues and percentage of consolidated revenues for customers that accounted for more than 10% of the Company’s consolidated revenues during the periods presented.

	Year Ended December 31,
(U.S. dollars in millions)	2020	2019	2018
BP Plc (1)	(2)	$227.6 or 12%	$195.0 or 11%
(1)Teekay LNG Segment — Liquefied Gas Carriers, Teekay Tankers Segment — Conventional Tankers, Teekay Parent Segment — Offshore Production, and Teekay Parent Segment — Conventional Tankers.
(2)Less than 10%.
The following table includes other income statement items by segment for the periods presented in these financial statements.

	Depreciation and Amortization			Write-down and loss on sale			Equity Income (Loss)
	Year Ended December 31,			Year Ended December 31,			Year Ended December 31,
	2020	2019	2018	2020	2019	2018	2020	2019	2018
	$	$	$	$	$	$	$	$	$
Teekay LNG
Liquefied Gas Carriers	(129,752)	(136,069)	(119,108)	(51,000)	14,349	(33,000)	72,233	58,819	53,546
Conventional Tankers	—	(696)	(5,270)	—	(785)	(20,863)	—	—	—
	(129,752)	(136,765)	(124,378)	(51,000)	13,564	(53,863)	72,233	58,819	53,546
Teekay Tankers
Conventional Tankers	(117,213)	(124,002)	(118,514)	(69,446)	(5,544)	170	5,100	2,345	1,220
Teekay Parent
Offshore Production	(14,166)	(29,710)	(33,271)	(70,692)	(178,330)	—	—	—	15,089
Conventional Tankers	—	—	—	—	—	—	—	—	(510)
Other	—	(195)	(144)	(9,100)	—	—	—	127	(1,384)
	(14,166)	(29,905)	(33,415)	(79,792)	(178,330)	—	—	127	13,195

Altera (1)	—	—	—	—	—	—	—	(75,814)	(6,907)
	(261,131)	(290,672)	(276,307)	(200,238)	(170,310)	(53,693)	77,333	(14,523)	61,054
(1) Prior to its sale in May 2019, the Company accounted for its investment in Altera's general partner and common units using the equity method, and recognized equity losses of $75.8 million and $6.9 million for the years ended December 31, 2019 and December 31, 2018, respectively. During the year ended December 31, 2019, the Company wrote-down the investment in Altera by $64.9 million (included in equity loss for the year ended December 31, 2019 in the table above) and recognized a loss on sale of $8.9 million.

A reconciliation of total segment assets to total assets presented in the accompanying consolidated balance sheets is as follows:

	December 31, 2020 $	December 31, 2019 $
Teekay LNG – Liquefied Gas Carriers	4,647,242	5,249,465
Teekay Tankers – Conventional Tankers	1,743,013	2,140,652
Teekay Parent – Offshore Production	30,845	161,096
Teekay Parent – Other	60,002	80,455
Cash and cash equivalents	348,785	353,241
Other assets not allocated	132,425	102,701
Eliminations	(16,400)	(14,746)
Consolidated total assets	6,945,912	8,072,864

The following table includes capital expenditures by segment for the periods presented in these financial statements.

	December 31, 2020 $	December 31, 2019 $
Teekay LNG – Liquefied Gas Carriers	10,482	96,357
Teekay LNG – Conventional Tankers	—	1,538
Teekay Tankers – Conventional Tankers	16,025	11,628
	26,507	109,523